Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Delaware Investments National Municipal Income Fund
100 Independence, 610 Market Street
Philadelphia, PA 19106

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07410

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class or series of securities of Delaware Investments National Municipal Income Fund (the “Fund”) to be redeemed:

Muni-MultiMode Preferred Shares (“MMP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 2049 (CUSIP #24610T 603)

Series 2049-2 (CUSIP #24610T 702)

Series 2049-3 (CUSIP #24610T 801)

(2)	Date on which the securities are expected to be called or redeemed:

Date
MMP Shares	On or about December 20, 2022*
*The redemption of any series in full may be effected on an earlier date and/or a redemption may be effected on a subsequent date, due to changes, if any, to the Fund’s tender offer for common shares, other market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series 2049 MMP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series 2049 Muni-MultiMode Preferred Shares and Section 2.3(d) of the Supplement Initially Designating the Variable Rate Mode for the Series 2049 Muni-MultiMode Preferred Shares Pursuant to the Statement Establishing and Fixing the Rights and Preferences of Series 2049 Muni-MultiMode Preferred Shares, as amended.  The Series 2049-2 MMP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series 2049-2 Muni-MultiMode Preferred Shares and Section 2.3(d) of the Supplement Initially Designating the Variable Rate Mode for the Series 2049-2 Muni-MultiMode Preferred Shares Pursuant to the Statement Establishing and Fixing the Rights and Preferences of Series 2049-2 Muni-MultiMode Preferred Shares.  The Series 2049-3 MMP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of the Statement Establishing and Fixing the Rights and Preferences of Series 2049-3 Muni-MultiMode Preferred Shares and Section 2.3(d) of the Supplement Initially Designating the Variable Rate Mode for the Series 2049-3 Muni-MultiMode Preferred Shares Pursuant to the Statement Establishing and Fixing the Rights and Preferences of Series 2049-3 Muni-MultiMode Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem up to 1350 outstanding MMP Shares from one or more of Series 2049 MMP Shares, Series 2049-2 MMP Shares and/or Series 2049-3 MMP Shares, as determined by the Fund.  Within a series selected by the Fund for redemption in part, MMP Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).**

** The Fund may redeem up to the amount of MMP Shares listed above, but may redeem less. A notice providing the final amount of MMP Shares of each series to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the MMP Shares of the applicable series of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of November, 2022.

DELAWARE INVESTMENTS NATIONAL MUNICIPAL INCOME FUND

By:	/s/ Michael F. Capuzzi
Name:	Michael F. Capuzzi
Title:	S.V.P.